Movements in Warranty Provision (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Product Liability Contingency [Line Items]
Balance, beginning of year	$ 11,417	$ 9,342	$ 5,822
Warranty liabilities assumed in connection with acquisitions	765		15
Provision made during the year	12,958	12,714	13,165
Settlement made during the year	(11,775)	(10,789)	(9,660)
Foreign currency translation adjustments	218	150
Balance, end of year	$ 13,583	$ 11,417	$ 9,342